Related Party Transaction (ANDR) - Additional Information (Details 3 ) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Repayment of related party debt	$ 315	$ 0